Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	American Funds Developing World Growth and Income Fund
Entity Central Index Key	0001584433
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
American Funds® Developing World Growth and Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class A
Trading Symbol	DWGAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-A
Expenses [Text Block]
What were the
fund
costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 63	1.21% *
*Annualized.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.21%	[1]
Net Assets	$ 1,893,000,000
Holdings Count | Holding	131
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,893
Total number of portfolio holdings	131
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class C
Trading Symbol	DWGCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 103	1.98% *
*Annualized.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.98%	[1]
Net Assets	$ 1,893,000,000
Holdings Count | Holding	131
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,893
Total number of portfolio holdings	131
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class T
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class T
Trading Symbol	TDWGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 51	0.97% *
*Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%	[1]
Net Assets	$ 1,893,000,000
Holdings Count | Holding	131
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,893
Total number of portfolio holdings	131
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class F-1
Trading Symbol	DWGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F1
Expenses [Text Block]
What were the fund costs for the last six
months
?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 61	1.16% *
*Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.16%	[1]
Net Assets	$ 1,893,000,000
Holdings Count | Holding	131
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,893
Total number of portfolio holdings	131
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class F-2
Trading Symbol	DWGHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F2
Expenses [Text Block]
What were the fund costs
for
the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 46	0.88% *
*Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%	[1]
Net Assets	$ 1,893,000,000
Holdings Count | Holding	131
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,893
Total number of portfolio holdings	131
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class F-3
Trading Symbol	FDWGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 40	0.77% *
*Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%	[1]
Net Assets	$ 1,893,000,000
Holdings Count | Holding	131
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,893
Total number of portfolio holdings	131
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class 529-A
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class 529-A
Trading Symbol	CDWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529A . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529A
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$ 64	1.23% *
*Annualized.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.23%	[1]
Net Assets	$ 1,893,000,000
Holdings Count | Holding	131
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,893
Total number of portfolio holdings	131
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class 529-C
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class 529-C
Trading Symbol	CDWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529C . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529C
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$ 105	2.01% *
*Annualized.

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	2.01%	[1]
Net Assets	$ 1,893,000,000
Holdings Count | Holding	131
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,893
Total number of portfolio holdings	131
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class 529-E
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class 529-E
Trading Symbol	CDWEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$ 73	1.39% *
*Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.39%	[1]
Net Assets	$ 1,893,000,000
Holdings Count | Holding	131
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,893
Total number of portfolio holdings	131
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class 529-T
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class 529-T
Trading Symbol	TWDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$ 53	1.01% *
*Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.01%	[1]
Net Assets	$ 1,893,000,000
Holdings Count | Holding	131
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,893
Total number of portfolio holdings	131
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class 529-F-1
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class 529-F-1
Trading Symbol	CDWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$ 51	0.97% *
*Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.97%	[1]
Net Assets	$ 1,893,000,000
Holdings Count | Holding	131
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,893
Total number of portfolio holdings	131
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class 529-F-2
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class 529-F-2
Trading Symbol	FWDDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$ 47	0.89% *
*Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%	[1]
Net Assets	$ 1,893,000,000
Holdings Count | Holding	131
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,893
Total number of portfolio holdings	131
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class 529-F-3
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class 529-F-3
Trading Symbol	FWDGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-529F3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-529F3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$ 44	0.84% *
*Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.84%	[1]
Net Assets	$ 1,893,000,000
Holdings Count | Holding	131
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,893
Total number of portfolio holdings	131
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class R-1
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class R-1
Trading Symbol	RDWAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R1 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R1
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 98	1.88% *
*Annualized.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.88%	[1]
Net Assets	$ 1,893,000,000
Holdings Count | Holding	131
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,893
Total number of portfolio holdings	131
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class R-2
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class R-2
Trading Symbol	RDWBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 96	1.85% *
*Annualized.

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	1.85%	[1]
Net Assets	$ 1,893,000,000
Holdings Count | Holding	131
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,893
Total number of portfolio holdings	131
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class R-2E
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class R-2E
Trading Symbol	RDEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R2E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R2E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 81	1.55% *
*Annualized.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.55%	[1]
Net Assets	$ 1,893,000,000
Holdings Count | Holding	131
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,893
Total number of portfolio holdings	131
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class R-3
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class R-3
Trading Symbol	RDWCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R3 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R3
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $1
0,0
00 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 74	1.42% *
*Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.42%	[1]
Net Assets	$ 1,893,000,000
Holdings Count | Holding	131
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,893
Total number of portfolio holdings	131
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class R-4
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class R-4
Trading Symbol	RDWEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R4 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R4
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 58	1.11% *
*Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 1,893,000,000
Holdings Count | Holding	131
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fun d statistics
Fund net assets (in millions)	$ 1,893
Total number of portfolio holdings	131
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class R-5E
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class R-5E
Trading Symbol	RDWHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5E . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5E
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 in
v
estment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 49	0.94% *
*Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%	[1]
Net Assets	$ 1,893,000,000
Holdings Count | Holding	131
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,893
Total number of portfolio holdings	131
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class R-5
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class R-5
Trading Symbol	RDWFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R5 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R5
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000 inv
e
stment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 43	0.82% *
*Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.82%	[1]
Net Assets	$ 1,893,000,000
Holdings Count | Holding	131
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,893
Total number of portfolio holdings	131
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)
American Funds® Developing World Growth and Income Fund - Class R-6
Shareholder Report [Line Items]
Fund Name	American Funds® Developing World Growth and Income Fund
Class Name	Class R-6
Trading Symbol	RDWGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Funds Developing World Growth and Income Fund (the "fund") for the period from December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/mutual-fund-literature-R6 . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/mutual-fund-literature-R6
Expenses [Text Block]
What were the fund costs for the last six months?
(based on a hypothetical $10,000
in
vestment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 40	0.77% *
*Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%	[1]
Net Assets	$ 1,893,000,000
Holdings Count | Holding	131
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 1,893
Total number of portfolio holdings	131
Portfolio turnover rate	29%

Holdings [Text Block]	Portfolio holdings by sector (percent of net assets)

[1]	Annualized.